U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

February 10, 2005

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: TRUST FOR PROFESSIONAL MANAGERS, FILE NOS.: 333-62298, 811-10401

To whom it may concern:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Post-Effective Amendment No. 4 to the Trust’s Registration Statement for the purpose of adding two new series: The Appleton Group Fund and The Appleton Group PLUS Fund (the “Funds”). Pursuant to Rule 485(a)(2), the Trust anticipates that this filing will be effective seventy-five (75) days after filing or as soon as possible thereafter. At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this registration statement. The purpose of that filing will be to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5344.

Very truly yours,

/s/ Chad E. Fickett

Chad E. Fickett
For U.S. Bancorp Fund Services, LLC

Enclosures